April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Short-Term California Muni Active ETF | CALI | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
California — 98.6%
Amador Water Agency Financing Corp., COP, 5.00%, 05/14/26	$500	$500,557
Anaheim Redevelopment Successor Agency, 5.00%, 02/01/28	425	443,397
Bay Area Toll Authority, RB
VRDN, 3.00%, 05/01/26(a)	3,150	3,150,000
VRDN, 3.00%, 05/01/26(a)	1,000	1,000,000
VRDN, 2.30%, 05/07/26(a)	2,500	2,500,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, 2.37%, 08/10/26	2,000	1,998,831
California Community Choice Financing Authority Clean Energy Project, RB, VRDN, 3.09%, 05/07/26(a)(b)	590	590,000
California Community Choice Financing Authority, RB
4.00%, 09/01/27	3,230	3,270,480
4.00%, 05/01/28	3,525	3,569,731
5.00%, 09/01/27	410	418,884
5.00%, 10/01/28	770	798,666
5.00%, 11/01/28	150	156,022
5.00%, 12/01/28	800	819,710
5.00%, 03/01/29	1,000	1,038,669
5.00%, 05/01/29	8,540	8,918,518
5.00%, 09/01/29	2,000	2,099,882
5.00%, 11/01/29	1,235	1,298,903
5.00%, 04/01/30	2,450	2,550,708
5.00%, 11/01/30	6,000	6,376,286
5.00%, 12/01/30	3,710	3,918,124
5.00%, 02/01/31	500	525,720
5.25%, 01/01/30	3,525	3,732,498
5.50%, 08/01/28	3,145	3,287,494
5.50%, 08/01/30	2,040	2,227,090
VRDN, 3.35%, 05/01/26(a)(b)	2,500	2,500,000
California County Tobacco Securitization Agency, RB, 5.00%, 06/01/28	430	448,881
California Educational Facilities, RB, VRDN, 3.11%, 05/07/26(a)(b)	4,275	4,275,000
California Health Facilities Financing Authority, RB, 4.00%, 05/14/26	260	260,089
California Housing Finance Agency, RB
2.60%, 03/01/29 (HUD SECT 8)	500	492,924
2.75%, 11/01/28	1,385	1,376,968
2.90%, 05/01/56	2,500	2,496,783
2.95%, 01/01/29	1,000	1,000,697
3.50%, 02/01/30 (FHA 542(C))	460	465,646
VRDN, 2.65%, 05/07/26(a)(b)	2,100	2,100,000
California Infrastructure & Economic Development Bank, RB, VRDN, 3.09%, 05/07/26(a)	125	125,000
California Municipal Finance Authority, RB
2.50%, 03/01/28	2,000	1,969,072
2.90%, 05/01/26(a)	2,000	2,000,000
2.93%, 06/01/28	2,000	2,001,239
3.00%, 07/01/28 (HUD SECT 8)	1,500	1,501,816
3.00%, 08/01/28	5,000	5,008,390
3.30%, 02/01/28(b)	1,000	1,001,756
5.00%, 07/01/28	150	157,258
California Municipal Finance Authority, RB AMT
2.80%, 06/15/26	1,000	999,327
2.88%, 06/01/26	1,000	999,548
3.25%, 07/15/26	2,300	2,299,138
3.38%, 06/05/28	1,000	993,804
3.45%, 05/24/26	1,500	1,508,539
3.45%, 12/01/26	1,000	1,002,417
3.85%, 05/24/26	2,000	1,999,615
California Pollution Control Financing Authority, RB AMT
2.88%, 08/17/26(b)	6,000	5,990,570
3.63%, 05/24/26	360	360,086
Security	Par (000)	Value
California (continued)
4.25%, 12/01/27	$500	$506,697
California Public Finance Authority, RB, VRDN, 3.07%, 05/01/26(a)	2,150	2,150,000
California Public Finance Authority, VRDN, RB, 3.07%, 05/01/26(a)	1,335	1,335,000
California State Public Works Board, RB
5.00%, 05/24/26	500	502,694
Series C, 5.00%, 11/01/26	1,000	1,011,384
Series F, 5.00%, 05/24/26	200	200,714
California State University
2.30%, 05/05/26	2,000	1,999,805
2.40%, 05/06/26	2,000	1,999,801
California Statewide Communities Development Authority, 4.00%, 09/02/28	785	792,662
California Statewide Communities Development Authority, RB, 5.00%, 11/01/29	1,500	1,617,358
Campbell Union School District, GO, 5.00%, 08/01/26	3,500	3,520,307
Central Valley Energy Authority, RB
5.00%, 08/01/30	250	262,964
VRDN, 3.09%, 05/07/26(a)(b)	155	155,000
Chino Valley Unified School District, GO, VRDN, 3.63%, 05/07/26(a)(b)	500	500,000
City of Long Beach Harbor Revenue, RB AMT, 5.00%, 05/15/27	400	408,781
City of Los Angeles CA, RB
2.85%, 10/01/28	1,000	997,099
5.00%, 06/25/26	2,000	2,006,929
City of Los Angeles Department of Airports, 2.38%, 05/05/26	2,000	1,999,871
City of Los Angeles Department of Airports, RB AMT
5.00%, 05/15/26	780	780,639
5.00%, 05/24/26	890	891,438
5.00%, 05/15/27	1,760	1,801,097
5.00%, 11/15/27	200	206,340
5.00%, 05/15/28	1,000	1,043,344
5.00%, 05/15/28	770	802,115
5.00%, 05/15/29	1,485	1,578,701
City of Modesto Water Revenue COP, VRDN, 2.80%, 05/07/26 (AGM)(a)	11,465	11,465,000
Compton Community Redevelopment Successor Agency, 5.00%, 08/01/26 (AGM)	415	417,429
County of Riverside CA, RB, 5.00%, 06/30/26	2,000	2,007,766
County of Sacramento Airport System Revenue, RB AMT, 5.00%, 07/01/30	700	753,433
County of Sacramento CA Airport System Revenue RB, RB AMT, 5.00%, 07/01/28	2,485	2,583,931
East County Advanced Water Purification Joint Powers Authority, RB
3.13%, 09/01/26	240	239,866
5.00%, 09/01/26	125	125,235
East Side Union High School District, GO, 5.00%, 08/01/29	100	108,680
Eastern Municipal Water District, RB, VRDN, VRDN, 3.00%, 05/01/26(a)	2,500	2,500,000
El Monte City School District/CA, GO, 5.00%, 08/01/26 (AG)	1,615	1,624,789
El Rancho Unified School District, GO
5.00%, 08/01/28 (BAM)	125	132,102
5.50%, 08/01/27 (BAM)	110	114,247
Fullerton Redevelopment Successor Agency, 4.00%, 09/01/26 (BAM)	375	376,464
Irvine Ranch Water District Water Service Corp., SA, VRDN, VRDN, 3.00%, 05/01/26(a)	2,600	2,600,000
Jefferson Union High School District, GO, 5.00%, 08/01/29	100	108,680

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Jurupa Public Financing Authority, 4.00%, 09/01/29 (BAM)	$1,000	$1,051,525
Jurupa Unified School District, GO, 5.00%, 08/01/27	1,000	1,032,487
Lake Elsinore Facilities Financing Authority Successor Agency, 5.00%, 09/01/29 (AG)	500	540,022
Long Beach Unified School District, GO, 0.00%, 05/14/26(c)	500	478,643
Los Angeles County, 2.32%, 05/06/26	500	499,946
Los Angeles Housing Authority, RB, 3.00%, 07/01/28	1,575	1,576,906
Metropolitan Water District of Southern California, RB
VRDN, 2.35%, 05/07/26(a)	5,900	5,900,000
VRDN, 2.50%, 05/07/26(a)	5,600	5,600,000
Modesto Irrigation District, RB, 5.00%, 05/14/26	920	922,216
Mount Diablo Unified School District California , GO, 5.00%, 08/01/29	550	597,737
Mount Diablo Unified School District/CA, COP, 5.00%, 09/01/26 (AG)	620	624,722
M-S-R Energy Authority, RB, 6.13%, 11/01/29	515	541,689
Municipal Improvement Corp. of Los Angeles
2.25%, 06/03/26	1,000	999,763
2.30%, 06/02/26	1,000	999,723
2.32%, 08/06/26	4,000	3,998,341
Municipal Improvement Corp. of Los Angeles, RB, 5.00%, 11/01/29	330	357,705
Municipal Water District of Orange County Water Facilities Corp., COP, VRDN, 2.28%, 05/07/26(a)	8,545	8,545,000
Northern California Energy Authority, RB
5.00%, 08/01/26	375	376,518
5.00%, 05/01/30	4,295	4,527,787
Northern California Transmission Agency, RB, 5.00%, 05/24/26	285	285,875
Ontario Public Financing Authority, RB, 5.00%, 11/01/29	190	207,640
Pasadena California, GO, VRDN, 3.45%, 05/01/26(a)(b)	5,000	5,000,000
Peralta Community College District, GO, 5.00%, 08/01/27	500	516,997
Pittsburg California Public Facilities Financing Authority, RB, VRDN, 3.12%, 05/07/26 (AG)(a)(b)	3,000	3,000,000
Port of Los Angeles, RB AMT, 5.00%, 08/01/29	400	426,264
Port of Oakland RB, RB AMT
5.00%, 11/01/27	590	606,264
5.00%, 05/01/29	730	770,804
5.00%, 11/01/29	555	590,484
Port of Oakland, RB AMT
5.00%, 05/01/27	400	407,836
5.00%, 11/01/27	1,100	1,131,469
5.00%, 05/01/28	1,625	1,687,426
Poway Redevelopment Successor Agency, 5.00%, 05/24/26	565	571,392
Poway Unified School District Public Financing Authority, 5.00%, 09/01/26	500	503,139
Public Facilities Financing Authority Of The City Of San Diego/Lease Revenue, RB, VRDN, 3.12%, 05/07/26(a)(b)	2,000	2,000,000
Riverside County Housing Authority, RB, VRDN, 2.64%, 05/07/26(a)	345	345,000
Sacramento County Housing Authority, RB, VRDN, 2.64%, 05/07/26 (FANNIE MAE)(a)	260	260,000
San Diego California Unified School District, GO, VRDN, 3.12%, 05/07/26(a)(b)	2,010	2,010,000
San Diego County Regional Airport Authority, RB AMT
5.00%, 07/01/26	405	406,500
5.00%, 07/01/29	300	319,628
5.00%, 07/01/29	1,785	1,890,078
5.00%, 07/01/30	1,835	1,982,537
San Diego County Regional Transportation Commission, 2.35%, 06/01/26	3,000	2,999,059
Security	Par (000)	Value
California (continued)
San Diego County Water Authority
2.25%, 11/18/26	$1,500	$1,498,294
2.35%, 06/03/26	4,000	3,998,634
San Diego Public Facilities Financing Authority Water Revenue, 2.34%, 05/20/26	2,000	1,999,442
San Diego Public Facilities Financing Authority, RB
VRDN, 3.09%, 05/07/26(a)(b)	1,875	1,875,000
VRDN, 3.64%, 05/07/26(a)(b)	800	800,000
VRDN, 3.70%, 05/07/26(a)(b)	4,600	4,600,000
San Francisco California City and County, RB, VRDN, 3.09%, 05/07/26(a)(b)	1,690	1,690,000
San Francisco City & County Airport Commission San Francisco International Airport RB, RB AMT
5.00%, 05/01/27	335	341,497
5.00%, 05/01/30	3,000	3,233,597
San Francisco City & County Airport Comm-San Francisco International Airport RB, RB AMT, 5.00%, 05/01/30	1,360	1,465,897
San Francisco City & County Airport Comm-San Francisco International Airport, RB, VRDN, 2.35%, 05/07/26(a)	3,000	3,000,000
San Francisco City & County Airport Comm-San Francisco International Airport, RB AMT
5.00%, 05/01/28	1,145	1,194,881
5.00%, 05/01/29	2,765	2,935,058
5.00%, 05/01/30	800	862,293
San Francisco City & County Public Utilities Commission, 2.32%, 08/04/26	2,000	1,998,890
San Francisco City & County Public Utilities Commission Power Revenue
2.30%, 08/05/26	2,221	2,219,775
2.35%, 07/07/26	400	399,842
San Francisco City & County Public Utility Commission Water Revenue
2.32%, 06/04/26	2,000	1,999,315
2.32%, 06/09/26	2,000	1,999,207
San Francisco City & County Redevelopment Successor Agency, 5.00%, 08/01/28 (AGC)	520	549,675
San Joaquin Valley Clean Energy Authority, RB, 5.00%, 07/01/29	840	876,821
San Mateo California Union High School District, GO, VRDN, 3.00%, 05/01/26(a)(b)	480	480,000
San Mateo County Transit District Sales Tax Revenue, RB, VRDN, 2.95%, 05/01/26(a)	425	425,000
San Mateo Union High School District, GO, Series C, 0.00%, 09/01/27 (NPFGC)(c)	400	386,462
Santa Clara County Financing Authority, RB, VRDN, VRDN, 2.30%, 05/07/26(a)	985	985,000
Sequoia Union High School District, GO, 4.00%, 07/01/26	440	441,425
Southern California Public Power Authority, RB
5.00%, 09/01/26	150	150,685
5.00%, 07/01/29	200	216,572
5.00%, 06/01/30	4,800	5,020,137
State of California
2.30%, 05/05/26	2,000	1,999,804
2.30%, 06/03/26	2,000	1,999,332
State of California, GO
5.00%, 09/01/26	800	806,507
5.00%, 09/01/26	750	755,833
5.00%, 08/01/27	800	825,262
5.00%, 11/01/27	500	518,825
5.00%, 03/01/29	850	908,724
VRDN, 2.25%, 05/07/26(a)	2,500	2,500,000
VRDN, 2.65%, 05/07/26(a)	5,000	5,000,000

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short-Term California Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Temecula Valley Unified School District Financing Authority, 5.00%, 09/01/26	$500	$503,976
University of California
2.35%, 06/04/26	1,500	1,499,475
2.43%, 06/12/26	2,000	1,999,644
University of California, RB
5.00%, 05/15/26	400	400,390
Series AL 4, VRDN, 3.00%, 05/01/26(a)	1,700	1,700,000
VRDN, 3.00%, 05/01/26(a)	5,800	5,800,000
VRDN, 3.11%, 05/07/26(a)(b)	1,325	1,325,000
Ventura California Unified School District, GO, VRDN, 3.35%, 05/01/26(a)(b)	160	160,000
Yucaipa Valley Water District Financing Authority, RB, 5.00%, 05/14/26	400	400,657
		298,589,045
Total Long-Term Investments — 98.6% (Cost: $298,642,130)		298,589,045
	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 3.31%(d)(e)	544,049	544,103
Total Short-Term Securities — 0.2% (Cost: $544,103)		544,103
Total Investments — 98.8% (Cost: $299,186,233)		299,133,148
Other Assets Less Liabilities — 1.2%		3,565,590
Net Assets — 100.0%		$302,698,738

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$57,012	$487,091 (a)	$—	$—	$—	$544,103	544,049	$10,235	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short-Term California Muni Active ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$298,589,045	$—	$298,589,045
Short-Term Securities
Money Market Funds	544,103	—	—	544,103
	$544,103	$298,589,045	$—	$299,133,148

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation

FHA	Federal Housing Administration
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds